Non-current assets - intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 13,494	$ 14,579	$ 15,918
Patents and intellectual property [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles			250
Patents and intellectual property [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	2,851	2,851
Patents and intellectual property [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(2,851)	(2,851)
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	13,494	14,579	$ 15,663
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,408	16,408
GDC licensing agreement [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (2,914)	$ (1,829)